15005083

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

001-35955

*By Electronic Mail*

JAN 26 2015

Washington, DC 20549

January 26, 2015

CETINAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 26, 2015 The Nasdaq Stock Market (the "Exchange") received from Vuzix Corporation (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery